Pension Schemes - Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain/(loss) on financial assumptions	£ (16)	£ (835)
Actuarial (loss)/gain arising from experience assumptions	(38)	25
Net defined benefit obligation, at the start of the year	(636)	(384)
Service cost	(47)	(41)	£ (67)
Net interest on net defined benefit obligation	(15)	(14)	(21)
Settlement and past service credits	43	5	61
Contributions by employer	85	85
Actuarial gains/(losses)	233	(262)
Exchange translation differences	9	(25)
Overall net pension obligation	(328)	(636)	(384)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(5,003)	(4,044)
Service cost	(47)	(41)
Past service credits	43	5
Interest on pension scheme liabilities	(143)	(162)
Contributions by employees	(8)	(7)
Benefits paid	183	204
Liabilities (Assets) transferred on settlement		36
Exchange translation differences	100	(184)
At end of year	(4,929)	(5,003)	(4,044)
Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	4,367	3,660
Net interest on net defined benefit obligation	128	148
Return on assets excluding amounts included in interest income	287	548
Contributions by employer	85	85
Contributions by employees	8	7
Benefits paid	(183)	(204)
Liabilities (Assets) transferred on settlement		(36)
Exchange translation differences	(91)	159
At end of year	4,601	4,367	3,660
United Kingdom [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain/(loss) on financial assumptions	45	(774)
Actuarial (loss)/gain arising from experience assumptions	(39)	22
Net defined benefit obligation, at the start of the year	(493)	(251)
Service cost	(33)	(27)	(34)
Net interest on net defined benefit obligation	(10)	(9)	(14)
Settlement and past service credits	42		1
Contributions by employer	42	44
Actuarial gains/(losses)	187	(250)
Overall net pension obligation	(265)	(493)	(251)
United Kingdom [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(3,883)	(3,089)
Service cost	(33)	(27)
Past service credits	42
Interest on pension scheme liabilities	(101)	(117)
Contributions by employees	(8)	(7)
Benefits paid	123	109
At end of year	(3,854)	(3,883)	(3,089)
United Kingdom [member] | Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	3,390	2,838
Net interest on net defined benefit obligation	91	108
Return on assets excluding amounts included in interest income	181	502
Contributions by employer	42	44
Contributions by employees	8	7
Benefits paid	(123)	(109)
At end of year	3,589	3,390	2,838
United States [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain/(loss) on financial assumptions	(61)	(61)
Actuarial (loss)/gain arising from experience assumptions	1	3
Net defined benefit obligation, at the start of the year	(143)	(133)
Service cost	(14)	(14)	(18)
Net interest on net defined benefit obligation	(5)	(5)	(5)
Settlement and past service credits	1	5
Contributions by employer	43	41
Actuarial gains/(losses)	46	(12)
Exchange translation differences	9	(25)
Overall net pension obligation	(63)	(143)	(133)
United States [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(1,120)	(955)
Service cost	(14)	(14)
Past service credits	1	5
Interest on pension scheme liabilities	(42)	(45)
Benefits paid	60	95
Liabilities (Assets) transferred on settlement		36
Exchange translation differences	100	(184)
At end of year	(1,075)	(1,120)	(955)
United States [member] | Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	977	822
Net interest on net defined benefit obligation	37	40
Return on assets excluding amounts included in interest income	106	46
Contributions by employer	43	41
Benefits paid	(60)	(95)
Liabilities (Assets) transferred on settlement		(36)
Exchange translation differences	(91)	159
At end of year	£ 1,012	£ 977	£ 822